Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
14. Goodwill and Other Intangible Assets
Changes in goodwill by reportable segment for fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2019
Goodwill	¥65,566	¥16,470	¥88,855	¥183	¥4,452	¥10,971
Accumulated impairment losses	(837)	0	0	(39)	0	0
	64,729	16,470	88,855	144	4,452	10,971
Acquired	1,299	0	22,772	3,933	672	0
Impairment	0	0	0	0	0	0
Other (net)*	0	(111)	(22,172)	0	0	0

Balance at March 31, 2020
Goodwill	66,865	16,359	89,455	4,116	5,124	10,971
Accumulated impairment losses	(837)	0	0	(39)	0	0
	66,028	16,359	89,455	4,077	5,124	10,971
Acquired	478	0	47,011	0	0	0
Impairment	(12)	0	0	0	0	0
Other (net)*	7	0	(14,002)	(3,933)	(109)	0

Balance at March 31, 2021
Goodwill	67,350	16,359	122,464	183	5,015	10,971
Accumulated impairment losses	(849)	0	0	(39)	0	0
	66,501	16,359	122,464	144	5,015	10,971
Acquired	0	0	0	49,115	0	0
Impairment	0	(191)	0	0	(371)	0
Other (net)*	(54,925)	0	(22,526)	357	0	0

Balance at March 31, 2022
Goodwill	12,425	16,359	99,938	49,655	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0

	¥11,576	¥16,168	¥99,938	¥49,616	¥4,644	¥10,971

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2019
Goodwill	¥587	¥113,801	¥126,131	¥7,911	¥0	¥434,927
Accumulated impairment losses	(587)	0	0	(2,785)	0	(4,248)
	0	113,801	126,131	5,126	0	430,679
Acquired	0	17,846	0	0	0	46,522
Impairment	0	0	0	0	0	0
Other (net)*	0	(2,401)	(8,178)	(521)	0	(33,383)

Balance at March 31, 2020
Goodwill	587	129,246	117,953	7,390	0	448,066
Accumulated impairment losses	(587)	0	0	(2,785)	0	(4,248)
	0	129,246	117,953	4,605	0	443,818
Acquired	0	0	11,697	0	0	59,186
Impairment	0	(1,494)	0	0	0	(1,506)
Other (net)*	0	566	10,847	402	0	(6,222)

Balance at March 31, 2021
Goodwill	587	129,812	140,497	7,792	0	501,030
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(5,754)
	0	128,318	140,497	5,007	0	495,276
Acquired	0	0	0	0	278	49,393
Impairment	0	0	0	0	0	(562)
Other (net)*	0	12,682	8,773	388	0	(55,251)

Balance at March 31, 2022
Goodwill	587	142,494	149,270	8,180	278	495,172
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)

	¥0	¥141,000	¥149,270	¥5,395	¥278	¥488,856

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.
As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2020. The Company and its subsidiaries recognized impairment losses on goodwill of ¥12 million in Corporate Financial Services and Maintenance Leasing segment, and ¥1,494 million in ORIX USA segment during fiscal 2021. The Company and its subsidiaries recognized impairment losses on goodwill of ¥191 million in Real Estate segment, and ¥371 million in Insurance segment during fiscal 2022. These impairment losses are accounted in other (income) and expense. The fair values of these reporting units were measured using mainly discounted cash flow methodologies and business enterprise value multiples methodologies.

Other intangible assets at March 31, 2021 and 2022 consist of the following:

	Millions of yen
	2021	2022
Indefinite-lived intangible assets:
Trade names	¥67,888	¥44,975
Asset management contracts	161,081	48,533
Others	5,312	12,126

	234,281	105,634

Intangible assets subject to amortization:
Software	129,695	130,118
Customer relationships	155,807	143,963
Asset management contracts	0	98,014
Others	90,354	123,397

	375,856	495,492
Accumulated amortization	(184,589)	(197,505)

Net	191,267	297,987

	¥425,548	¥403,621

The aggregate amortization expenses for intangible assets are ¥32,189 million, ¥28,748 million and ¥32,235 million in fiscal 2020, 2021 and 2022, respectively.
The estimated amortization expenses for each of five succeeding fiscal years are ¥33,959 million in fiscal 2023, ¥30,205 million in fiscal 2024, ¥27,181 million in fiscal 2025, ¥23,182 million in fiscal 2026 and ¥19,565 million in fiscal 2027, respectively.
Intangible assets subject to amortization increased during fiscal 2022 are ¥154,949 million. They mainly consist of ¥13,345 million of software
,
 ¥40,583
million of customer relationships and others recognized in acquisitions, and ¥98,014 million for asset management contracts that were transferred due to their useful lives being defined. The weighted average amortization periods for the software, customer relationships and others recognized in acquisitions and asset management contracts ar
e 8 year
s
, 24 years

and 20 years, respectively.
As a result of the impairment test, the Company and its subsidiaries recognized impairment losses of ¥329 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment during fiscal 2020. The Company and its subsidiaries recognized impairment losses of ¥2 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment, ¥217 million on intangible assets included in Real Estate segment, ¥4 million on intangible assets included in PE Investment and Concession segment, ¥2 million on intangible assets included in Environment and Energy segment, ¥2 million on intangible assets included in Insurance segment, ¥505 million on intangible assets included in Aircraft and Ships segment, and ¥414 million on intangible assets included in ORIX USA segment during fiscal 2021. The Company and its subsidiaries recognized impairment losses of ¥650 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment, ¥259 million on intangible assets included in Aircraft and Ships segment, and ¥21,090 million on intangible assets included in ORIX Europe segment during fiscal 2022. The impairment losses for fiscal 2020 are included in selling, general and administrative expenses in the consolidated statements of income, and the impairment losses for fiscal 2021 and 2022 are included in other (income) and expense in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of these intangible assets were measured using mainly discounted cash flow methodologies.